UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Money Market Central Fund Annual Report September 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/16	% of fund's investments 3/31/16	% of fund's investments 9/30/15
1 - 7	54.6	37.7	32.2
8 - 30	21.8	16.7	29.5
31 - 60	10.8	10.4	11.2
61 - 90	10.0	17.4	16.0
91 - 180	2.8	17.7	11.1
> 180	0.0	0.1	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Certificates of Deposit	29.8%
Commercial Paper	23.0%
Variable Rate Demand Notes (VRDNs)	18.6%
Non-Negotiable Time Deposit	1.4%
Other Instruments	1.9%
Other Municipal Security	0.1%
Repurchase Agreements	25.1%
Net Other Assets (Liabilities)	0.1%

As of March 31, 2016
Interfund Loans	0.3%
Certificates of Deposit	48.7%
Commercial Paper	30.0%
Variable Rate Demand Notes (VRDNs)	5.0%
Other Instruments	0.2%
Other Municipal Security	1.0%
Repurchase Agreements	14.3%
Net Other Assets (Liabilities)	0.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments September 30, 2016

Showing Percentage of Net Assets

Certificate of Deposit - 29.8%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 5.4%
State Street Bank & Trust Co.
11/10/16 to 12/5/16	0.87 to 0.88 (b)%	$30,000,000	$30,011,475
11/28/16	0.91	4,000,000	4,002,574
Wells Fargo Bank NA
10/3/16 to 3/23/17	0.87 to 1.10 (b)	64,000,000	63,993,582
			98,007,631
New York Branch, Yankee Dollar, Foreign Banks - 24.4%
Bank of Montreal Chicago
11/10/16 to 2/6/17	0.87 to 1.09 (b)	65,000,000	65,025,842
Bank of Nova Scotia
11/7/16 to 3/24/17	0.92 to 1.16 (b)	34,000,000	34,012,726
Bayerische Landesbank
10/3/16	0.75	18,000,000	18,000,254
BNP Paribas New York Branch
12/23/16	1.01	10,000,000	10,004,358
Canadian Imperial Bank of Commerce
12/12/16 to 2/21/17	0.92 to 1.11 (b)	72,000,000	72,031,766
Credit Suisse
12/14/16	1.01 (b)	15,000,000	15,009,690
Credit Suisse AG
10/3/16	0.83	15,000,000	15,000,581
Mitsubishi UFJ Trust & Banking Corp.
11/10/16	0.95	14,000,000	14,005,897
Mizuho Corporate Bank Ltd.
10/20/16	0.90	10,000,000	10,002,606
Royal Bank of Canada
11/7/16 to 3/2/17	0.89 to 1.12 (b)	45,000,000	45,022,197
Svenska Handelsbanken AB
1/6/17	0.91 (b)	17,000,000	17,004,862
Svenska Handelsbanken, Inc.
10/26/16	0.83	12,000,000	12,002,818
Toronto-Dominion Bank
12/1/16	0.89	15,000,000	15,006,935
Toronto-Dominion Bank New York Branch
11/7/16 to 3/23/17	0.86 to 1.18 (b)	45,000,000	45,011,895
UBS AG
11/3/16 to 3/13/17	0.91 to 1.16 (b)	57,000,000	57,023,051
			444,165,478
TOTAL CERTIFICATE OF DEPOSIT
(Cost $542,000,218)			542,173,109

Financial Company Commercial Paper - 15.7%
ABN AMRO Funding U.S.A. LLC
10/13/16 to 11/3/16	0.74 to 0.80	27,000,000	26,992,935
Bank of Nova Scotia
12/5/16 to 3/28/17	0.93 to 1.13 (b)	45,000,000	45,011,160
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/12/16 to 10/13/16	0.80	12,000,000	11,998,591
Bayerische Landesbank
10/5/16	0.47	6,000,000	5,999,604
BNP Paribas Fortis
12/1/16 to 12/5/16	1.00	25,000,000	24,970,229
BPCE SA
11/1/16 to 12/21/16	1.00 to 1.01	24,000,000	23,967,559
Caisse centrale Desjardins
11/14/16 to 1/11/17	0.85 to 1.02	45,000,000	44,941,676
Credit Suisse AG
12/9/16	0.97	15,000,000	14,979,291
J.P. Morgan Securities, LLC
10/31/16	0.86	17,000,000	16,993,105
Nordea Bank AB
10/25/16	0.83	18,000,000	17,994,163
Ontario Teachers' Finance Trust
12/16/16 to 3/31/17	0.96 to 1.13 (b)	21,000,000	20,989,276
Sumitomo Mitsui Banking Corp.
10/24/16	0.80	15,000,000	14,995,380
Toyota Motor Credit Corp.
11/9/16	0.88 (b)	17,000,000	17,006,256
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $286,744,663)			286,839,225

Asset Backed Commercial Paper - 5.8%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

10/11/16	0.72	17,000,000	16,997,506
11/15/16	1.00	10,000,000	9,991,605
11/9/16	1.00	15,000,000	14,989,617
12/12/16	1.00	15,000,000	14,974,815
12/6/16	1.00	18,000,000	17,973,468
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

12/19/16	1.03	6,000,000	5,988,400
12/20/16	1.03	8,000,000	7,984,232
12/20/16	1.03	1,000,000	998,029
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
11/7/16	0.94	15,000,000	14,990,294
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $104,856,197)			104,887,966

Non-Financial Company Commercial Paper - 1.5%
BAT International Finance PLC
10/4/16	0.70	3,000,000	2,999,758
Sempra Global
10/13/16 to 10/31/16	0.92 to 0.98	11,000,000	10,992,652
UnitedHealth Group, Inc.
10/3/16	0.54	14,000,000	14,000,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $27,990,932)			27,992,410

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
10/7/16
(Cost $34,000,000)	0.87 (b)	34,000,000	34,000,000

Variable Rate Demand Note - 18.6%
California - 2.0%
California Hsg. Fin. Agcy. Rev. Series 2003 M, 0.84% 10/7/16, LOC Royal Bank of Canada, VRDN
10/7/16	0.84 (b)(c)	6,525,000	6,525,000
California Hsg. Fin. Agcy. Rev. Series 2007 K, 0.85% 10/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
10/7/16	0.85 (b)(c)	9,365,000	9,365,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B8, 0.84% 10/7/16 (Liquidity Facility Bank of Montreal Chicago), VRDN
10/7/16	0.84 (b)	19,700,000	19,700,000
			35,590,000
Delaware - 1.7%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/7/16	0.65 (b)	31,000,000	31,000,000
Florida - 0.6%
Miami-Dade County Series 2014 A, 0.9% 10/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
10/7/16	0.90 (b)	11,400,000	11,400,000
Illinois - 0.8%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.88% 10/7/16, LOC JPMorgan Chase Bank, VRDN
10/7/16	0.88 (b)	14,530,000	14,530,000
Indiana - 0.4%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.9% 10/7/16, LOC Bank of Nova Scotia, VRDN
10/7/16	0.90 (b)	7,900,000	7,900,000
Kentucky - 0.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.9% 10/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
10/7/16	0.90 (b)(c)	15,700,000	15,700,000
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Adventist Healthcare Proj.) Series 2005 A, 0.87% 10/7/16, LOC MUFG Union Bank NA, VRDN
10/7/16	0.87 (b)	11,000,000	11,000,000
Massachusetts - 0.7%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 0.88% 10/7/16 (Liquidity Facility Citibank NA), VRDN
10/7/16	0.88 (b)	12,495,000	12,495,000
New York - 5.8%
Nassau Health Care Corp. Rev. Series 2009 B2, 0.88% 10/7/16, LOC TD Banknorth, NA, VRDN
10/7/16	0.88 (b)	15,875,000	15,875,000
Nassau Health Care Corp. Rev. Series 2009 D2, 0.88% 10/7/16, LOC JPMorgan Chase Bank, VRDN
10/7/16	0.88 (b)	23,880,000	23,880,000
New York City Gen. Oblig. Series 2004 A2, 0.81% 10/7/16, LOC Bank of America NA, VRDN
10/7/16	0.81 (b)	16,500,000	16,500,000
New York City Transitional Fin. Auth. Rev. Series 2013 A, 0.84% 10/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN
10/7/16	0.84 (b)	14,500,000	14,500,000
New York City Trust Cultural Resources Rev. (The Pierpont Morgan Library Proj.) Series 2004, 0.85% 10/7/16, LOC JPMorgan Chase Bank, VRDN
10/7/16	0.85 (b)	5,200,000	5,200,000
New York Dorm. Auth. Revs. (Mental Health Svcs. Facilities Impt. Proj.) Series 2003 D2H, 0.85% 10/7/16, LOC Royal Bank of Canada, VRDN
10/7/16	0.85 (b)	11,100,000	11,100,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.83% 10/7/16, LOC Mizuho Bank Ltd., VRDN
10/7/16	0.83 (b)(c)	17,800,000	17,800,000
			104,855,000
Ohio - 1.5%
Franklin County Hosp. Rev. Series 2009 A, 0.88% 10/7/16 (Liquidity Facility Barclays Bank PLC), VRDN
10/7/16	0.88 (b)	9,150,000	9,150,000
Franklin County Hosp. Rev. Series 2009 B, 0.88% 10/7/16 (Liquidity Facility Barclays Bank PLC), VRDN
10/7/16	0.88 (b)	8,600,000	8,600,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 0.86% 10/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
10/7/16	0.86 (b)(c)	10,000,000	10,000,000
			27,750,000
Rhode Island - 0.9%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 0.8% 10/7/16, LOC TD Banknorth, NA, VRDN
10/7/16	0.80 (b)	6,000,000	6,000,000
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (New England Institute of Technology Proj.) Series 2008, 0.82% 10/7/16, LOC TD Banknorth, NA, VRDN
10/7/16	0.82 (b)	11,175,000	11,175,000
			17,175,000
South Carolina - 1.2%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.86% 10/7/16, LOC JPMorgan Chase Bank, VRDN
10/7/16	0.86 (b)	22,125,000	22,125,000
Tennessee - 0.3%
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.83% 10/7/16, LOC U.S. Bank NA, Cincinnati, VRDN
10/7/16	0.83 (b)	5,980,000	5,980,000
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.86% 10/7/16, LOC JPMorgan Chase Bank, VRDN
10/7/16	0.86 (b)	21,790,000	21,790,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $339,290,000)			339,290,000

Non-Negotiable Time Deposit - 1.4%
Time Deposits - 1.4%
Bank of Montreal London Branch
10/3/16
(Cost $25,000,000)	0.45	25,000,000	25,000,000

Other Municipal Security - 0.1%
	Principal Amount	Value
Ohio - 0.1%
Silverton BAN 1.25% 11/22/16 (Ohio Gen. Oblig. Guaranteed)
(Cost $1,600,000)	$1,600,000	$1,598,768
	Maturity Amount	Value

U.S. Government Agency Repurchase Agreement - 2.6%
In a joint trading account at 0.52% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations) #	45,961,993	45,960,000
Deutsche Bank Securities, Inc. at 0.57% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $2,040,118, 1.63%, 2/15/26)	2,000,095	2,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $47,960,000)		47,960,000

U.S. Treasury Repurchase Agreement - 2.2%
With:
Barclays Capital, Inc. at 0.47%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $4,080,258, 0.88% - 1.38%, 4/15/17 - 9/30/20)	4,000,157	4,000,000
Deutsche Bank Securities, Inc. at 0.55%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $4,080,281, 0.75%, 7/15/19)	4,000,183	4,000,000
Nomura Securities International, Inc. at 0.5%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $21,551,376, 1.75%, 1/31/23)	21,000,875	21,000,000
Royal Bank of Canada at 0.54%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $11,265,521, 1.63%, 6/30/20)	11,000,495	11,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $40,000,000)		40,000,000

Other Repurchase Agreement - 20.3%
Other Repurchase Agreement - 20.3%
With:
Citigroup Global Markets, Inc. at:
0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $29,161,090)	27,000,968	27,000,000
0.6%, dated 9/28/16 due 10/5/16 (Collateralized by Equity Securities valued at $18,361,543)	17,001,983	16,999,951
0.75%, dated:
9/27/16 due 10/4/16 (Collateralized by Corporate Obligations valued at $4,320,540, 2.29%, 3/09/45)	4,000,583	4,000,011
9/29/16 due 10/6/16 (Collateralized by Corporate Obligations valued at $5,400,450, 2.29%, 3/09/45)	5,000,729	5,000,041
1.7%, dated 8/11/16 due 11/16/16 (Collateralized by Corporate Obligations valued at $5,413,515, 2.29%, 3/09/45)	5,022,903	5,005,514
Credit Suisse Securities (U.S.A.) LLC at:
0.6%, dated 9/30/16 due 10/6/16 (Collateralized by Mortgage Loan Obligations valued at $4,600,214, 6.00%, 12/25/65)	4,000,400	4,000,000
0.65%, dated 9/29/16 due 10/6/16 (Collateralized by Mortgage Loan Obligations valued at $19,553,627, 6.00%, 12/25/65)	17,002,149	16,999,997
Deutsche Bank Securities, Inc. at 0.75%, dated 9/27/16 due 10/4/16 (Collateralized by Municipal Bond Obligations valued at $28,528,629, 0.00% - 4.25%, 7/01/34 - 6/15/46)	27,003,938	27,000,073
HSBC Securities, Inc. at 0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $10,504,662, 2.30%, 8/15/21)	10,000,358	10,000,000
ING Financial Markets LLC at:
0.55%, dated 9/30/16 due 10/3/16:
(Collateralized by Equity Securities valued at $12,960,600)	12,000,550	12,000,000
(Collateralized by Equity Securities valued at $5,400,249)	5,000,229	5,000,000
(Collateralized by Equity Securities valued at $5,400,257)	5,000,229	5,000,000
0.63%, dated 9/30/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $6,480,281, 5.25%, 10/15/21)	6,000,315	6,000,000
J.P. Morgan Clearing Corp. at:
0.66%, dated 9/22/16 due 10/7/16 (Collateralized by Equity Securities valued at $32,614,078)	30,017,600	30,000,000
1.37%, dated 9/22/16 due 10/31/16 (Collateralized by Equity Securities valued at $4,349,362) (b)(d)	4,005,955	3,999,998
J.P. Morgan Securities, LLC at:
0.38%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations valued at $23,460,108, 3.50% - 4.00%, 2/01/45 - 10/01/45)	23,000,728	23,000,000
0.57%, dated 9/29/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $12,240,989, 3.50%, 2/01/45)	12,001,330	11,999,918
1.37%, dated 5/18/16 due 11/14/16 (Collateralized by Mortgage Loan Obligations valued at $3,256,091, 0.35% - 0.59%, 4/15/47 - 12/11/49) (b)(d)	3,020,614	3,001,932
Merrill Lynch, Pierce, Fenner & Smith at:
0.55%, dated 9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $7,560,367)	7,000,321	7,000,000
1.5%, dated:
9/7/16 due 11/7/16 (Collateralized by Equity Securities valued at $6,487,027)	6,015,250	6,002,417
9/8/16 due 11/7/16 (Collateralized by Equity Securities valued at $3,243,389)	3,007,500	3,001,209
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.71%, dated:
9/15/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $2,160,767, 1.13% - 5.88%, 4/15/19 - 7/01/21)	2,000,710	2,000,000
9/28/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $2,160,214, 1.13% - 5.88%, 6/15/18 - 9/01/21)	2,000,552	2,000,000
Mizuho Securities U.S.A., Inc. at:
0.63%, dated:
9/20/16 due 10/4/16 (Collateralized by Equity Securities valued at $3,240,765)	3,000,735	3,000,000
9/21/16 due 10/5/16 (Collateralized by Equity Securities valued at $2,160,472)	2,000,490	1,999,925
9/22/16 due 10/6/16 (Collateralized by Equity Securities valued at $5,401,055)	5,001,225	4,999,969
9/23/16 due 10/7/16 (Collateralized by Equity Securities valued at $3,240,585)	3,000,735	3,000,000
9/26/16 due 10/7/16 (Collateralized by Equity Securities valued at $8,641,098)	8,002,100	8,000,000
9/27/16 due 10/7/16 (Collateralized by Equity Securities valued at $3,240,351)	3,000,788	3,000,000
9/30/16 due 10/7/16 (Collateralized by Equity Securities valued at $4,320,252)	4,000,980	4,000,000
0.8%, dated 9/22/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $1,020,650, 1.88%, 12/28/20)	1,000,311	1,000,015
1.65%, dated:
7/12/16 due 10/11/16 (Collateralized by U.S. Government Obligations valued at $20,678,366, 3.00% - 6.23%, 2/25/43 - 6/25/43)	20,083,417	20,002,592
7/18/16 due 10/17/16 (Collateralized by U.S. Government Obligations valued at $3,100,905, 5.37% - 5.99%, 1/25/42 - 2/15/42)	3,012,513	3,000,390
8/1/16 due 10/31/16 (Collateralized by U.S. Government Obligations valued at $12,395,690, 4.50% - 6.14%, 4/25/42 - 5/15/42)	12,050,050	12,002,280
1.75%, dated:
8/2/16 due 11/1/16 (Collateralized by U.S. Government Obligations valued at $2,066,209, 5.94%, 1/15/42)	2,008,847	2,001,574
8/4/16 due 11/2/16 (Collateralized by U.S. Government Obligations valued at $10,330,042, 4.00% - 6.14%, 3/25/42 - 4/25/42)	10,043,750	10,008,102
1.84%, dated 8/31/16 due 12/29/16 (Collateralized by U.S. Government Obligations valued at $4,126,949, 5.99%, 2/15/42 - 3/15/42)	4,024,533	4,000,880
RBC Capital Markets Co. at:
0.75%, dated 7/22/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $7,210,002, 0.00% - 6.19%, 3/15/28 - 5/15/46)	7,013,125	7,000,000
0.99%, dated 9/26/16 due 10/7/16 (Collateralized by Municipal Bond Obligations valued at $9,623,392, 4.00% - 5.00%, 8/01/30 - 7/01/44)	9,021,780	9,000,000
SG Americas Securities, LLC at 0.75%, dated:
9/27/16 due 10/4/16 (Collateralized by Corporate Obligations valued at $6,301,409, 2.35% - 9.00%, 11/15/18 - 3/13/43)	6,000,875	6,000,016
9/28/16 due 10/5/16 (Collateralized by Corporate Obligations valued at $6,394,874, 2.35% - 6.38%, 3/05/20 - 5/15/25)	6,000,875	6,000,032
Wells Fargo Securities, LLC at:
0.55%, dated 9/30/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $2,040,094, 1.20%, 12/01/20)	2,000,214	2,000,000
0.6%, dated:
9/27/16 due 10/4/16 (Collateralized by Equity Securities valued at $7,560,756)	7,000,817	6,999,990
9/30/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $12,878,784, 2.13% - 9.88%, 4/15/19 - 10/01/46)	12,001,400	12,000,000
1.65%, dated 8/8/16 due 11/4/16 (Collateralized by Corporate Obligations valued at $5,415,298, 1.63% - 9.00%, 12/15/16 - 4/01/63)	5,020,167	5,002,542
TOTAL OTHER REPURCHASE AGREEMENTS
(Cost $370,000,000)		370,029,368
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,819,442,010)		1,819,770,846
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,019,272
NET ASSETS - 100%		$1,820,790,118

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$45,960,000 due 10/03/16 at 0.52%
BNP Paribas, S.A.	$1,725,080
BNY Mellon Capital Markets LLC	937,544
Bank of America NA	8,506,645
Citibank NA	1,828,210
Credit Agricole CIB New York Branch	1,203,181
HSBC Securities (USA), Inc.	6,373,787
J.P. Morgan Securities, Inc.	6,465,925
Merrill Lynch, Pierce, Fenner & Smith, Inc.	850,039
Mizuho Securities USA, Inc.	2,106,348
Societe Generale	781,286
Wells Fargo Bank, NA	1,796,958
Wells Fargo Securities LLC	13,384,997
$45,960,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including repurchase agreements of $457,989,368) — See accompanying schedule: Unaffiliated issuers (cost $1,819,442,010)		$1,819,770,846
Cash		592
Interest receivable		1,029,527
Total assets		1,820,800,965
Liabilities
Other payables and accrued expenses	$10,847
Total liabilities		10,847
Net Assets		$1,820,790,118
Net Assets consist of:
Paid in capital		$1,820,453,704
Accumulated undistributed net realized gain (loss) on investments		7,578
Net unrealized appreciation (depreciation) on investments		328,836
Net Assets, for 1,820,428,999 shares outstanding		$1,820,790,118
Net Asset Value, offering price and redemption price per share ($1,820,790,118 ÷ 1,820,428,999 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Interest (including $69,830 from affiliated interfund lending)		$9,342,574
Expenses
Custodian fees and expenses	$35,732
Independent trustees' fees and expenses	6,178
Total expenses before reductions	41,910
Expense reductions	(8,222)	33,688
Net investment income (loss)		9,308,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,525
Total net realized gain (loss)		31,525
Change in net unrealized appreciation (depreciation) on investment securities		328,836
Net increase in net assets resulting from operations		$9,669,247

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,308,886	$2,883,869
Net realized gain (loss)	31,525	24,849
Change in net unrealized appreciation (depreciation)	328,836	–
Net increase in net assets resulting from operations	9,669,247	2,908,718
Distributions to shareholders from net investment income	(9,308,940)	(2,882,692)
Distributions to shareholders from net realized gain	(147,137)	–
Total distributions	(9,456,077)	(2,882,692)
Affiliated share transactions
Proceeds from sales of shares	585,186,101	389,170,400
Reinvestment of distributions	9,454,360	2,882,663
Cost of shares redeemed	(101)	–
Net increase (decrease) in net assets and shares resulting from share transactions	594,640,360	392,053,063
Total increase (decrease) in net assets	594,853,530	392,079,089
Net Assets
Beginning of period	1,225,936,588	833,857,499
End of period	$1,820,790,118	$1,225,936,588
Other Information
Shares
Sold	585,186,101	389,170,400
Issued in reinvestment of distributions	9,454,114	2,882,663
Redeemed	(101)	–
Net increase (decrease)	594,640,114	392,053,063

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Money Market Central Fund

Years ended September 30,	2016 A	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0062	.003	.002	.003	.004
Net realized and unrealized gain (loss)	.0003	–B	–B	–B	–B
Total from investment operations	.0065	.003	.002	.003	.004
Distributions from net investment income	(.0062)	(.003)	(.002)	(.003)	(.004)
Distributions from net realized gain	(.0001)	–	–	–	–
Total distributions	(.0063)	(.003)	(.002)	(.003)	(.004)
Net asset value, end of period	$1.0002	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.66%	.29%	.25%	.30%	.38%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	.64%	.29%	.25%	.30%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,820,790	$1,225,937	$833,857	$831,790	$1,011,422

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

In accordance with amendments to Rule 2a-7 of the 1940 Act, the Fund has been designated an institutional money market fund. Effective September 12, 2016, the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to September 12, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective September 12, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$343,520
Gross unrealized depreciation	(14,684)
Net unrealized appreciation (depreciation) on securities	$328,836
Tax Cost	$1,819,442,010

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,578
Net unrealized appreciation (depreciation) on securities and other investments	$328,836

The tax character of distributions paid was as follows:

	September 30, 2016	September 30, 2015
Ordinary Income	$9,456,077	$ 2,882,692

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$15,839,193.60%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $6,178.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,044.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 14, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Actual	.0024%	$1,000.00	$1,003.80	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2016, $3,589, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $6,817,572 of distributions paid during the period January 1, 2016 to September 30, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
John Engler
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Robert F. Gartland
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Abigail P. Johnson
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Arthur E. Johnson
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Michael E. Kenneally
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
James H. Keyes
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Marie L. Knowles
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Geoffrey A. von Kuhn
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CFM-ANN-1116
1.743123.116

Item 2.

Code of Ethics

As of the end of the period, September 30, 2016, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Money Market Central Fund (the “Fund”):

Services Billed by Deloitte Entities

September 30, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$46,000	$-	$4,900	$1,200

September 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$32,000	$-	$4,700	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2016A	September 30, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$-	$10,000
All Other Fees	$-	$175,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2016 A	September 30, 2015 A
Deloitte Entities	$70,000	$310,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2016